Loans and Allowance for Loan Losses (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($) Loan	Dec. 31, 2014 USD ($) Loan
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan participations outstanding balance	$ 11,696,320	$ 14,064,902
Loan participations purchased during period	$ 2,609,280	2,677,750
Loan commitments funded Period	45 days
Troubled debt restructurings, recorded investment	$ 700,800	$ 604,187
Troubled debt restructurings, number of modifications | Loan	9	5
Foreclosed residential real estate properties	$ 217,101
Mortgage loans in process of foreclosure, amount	188,438
Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR's defaulted as they were more than 90 days past due	$ 197,417	$ 38,737
Troubled debt restructurings, subsequent default, number of modifications | Loan	3	1
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	3	3
Troubled debt restructurings, recorded investment, nonaccrual status	$ 211,262	$ 140,549
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment
Troubled debt restructurings, number of modifications | Loan
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	2	2
Troubled debt restructurings, recorded investment, nonaccrual status	$ 9,314	$ 22,437
Loans Receivable | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 76,691	$ 15,953
Troubled debt restructurings, number of modifications | Loan	5	1
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	1	1
Troubled debt restructurings, recorded investment, nonaccrual status	$ 63,183	$ 25,055
Loans Receivable | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 1,431
Troubled debt restructurings, number of modifications | Loan	1
TDR's defaulted as they were more than 90 days past due		$ 3,305
Troubled debt restructurings, subsequent default, number of modifications | Loan		1
Loans Receivable | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total applicant's monthly mortgage payment total monthly income	30.00%
Percentage of applicant's total monthly obligations to total monthly income	43.00%
Loans Receivable | Maximum | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Loan to value ratios	95.00%
One-to-four family residential | Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 98,246	$ 201,879
Troubled debt restructurings, number of modifications | Loan	1	3
One-to-four family residential | Loans Receivable | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
One-to-four family residential | Loans Receivable | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Origination of loan for resale to secondary market fixed rate period	15 years
Loan to value ratios	80.00%
One-to-four family residential | Adjustable rate loans | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	1 year
Commercial and Agricultural Real Estate Loans | Loans Receivable | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Loan value that requires written appraisals from licensed or certified appraisers	$ 250,000
Loan to value ratio	75.00%
Commercial and Agricultural Real Estate Loans | Adjustable rate loans | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	5 years
Automobile loan | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Automobile loan term	60 months
Automobile loan | Loans Receivable | Purchase price
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	80.00%
Automobile loan | Loans Receivable | Nada Book Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	100.00%
Commercial | Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 524,432	$ 386,355
Troubled debt restructurings, number of modifications | Loan	2	1
TDR's defaulted as they were more than 90 days past due	$ 766,840
Troubled debt restructurings, subsequent default, number of modifications | Loan	1
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	1	2
Troubled debt restructurings, recorded investment, nonaccrual status	$ 30,021	$ 840,115
Officers' loan committee | Loans Receivable | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	750,000
Directors' loan committee | Loans Receivable | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Loans Receivable | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	$ 1,000,000